Velocity Commercial Capital Loan Trust 2021-4 ABS-15G

Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	254	76.28%
Delinquency, No Missing Data	79	23.72%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	333	100.00%